DERIVATIVES AND HEDGING TRANSACTIONS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flow Hedges | Derivatives designated as hedging instruments
Impact on AOCI and earnings from derivative contracts
Gain (loss) recognized in income (effective portion)	$ (7.3)	$ (4.0)	$ 8.6
Cash Flow Hedges | Interest rate swap | Derivatives designated as hedging instruments | AOCI (equity)
Impact on AOCI and earnings from derivative contracts
Unrealized gain (loss) recognized into AOCI (effective portion)	(15.3)
Cash Flow Hedges | Interest rate swap | Derivatives designated as hedging instruments | Interest expense, net
Impact on AOCI and earnings from derivative contracts
Gain (loss) recognized in income (effective portion)	(0.8)	(0.4)	(0.4)
Cash Flow Hedges | Foreign currency forward contracts | Derivatives designated as hedging instruments
Impact on AOCI and earnings from derivative contracts
Gain (loss) recognized in income (effective portion)	(6.5)	(3.6)	9.0
Cash Flow Hedges | Foreign currency forward contracts | Derivatives designated as hedging instruments | AOCI (equity)
Impact on AOCI and earnings from derivative contracts
Unrealized gain (loss) recognized into AOCI (effective portion)	0.2	(2.5)	(6.9)
Cash Flow Hedges | Foreign currency forward contracts | Derivatives designated as hedging instruments | Sales
Impact on AOCI and earnings from derivative contracts
Gain (loss) recognized in income (effective portion)	(0.3)		0.8
Cash Flow Hedges | Foreign currency forward contracts | Derivatives designated as hedging instruments | Cost of sales
Impact on AOCI and earnings from derivative contracts
Gain (loss) recognized in income (effective portion)	(4.7)	(4.1)	5.4
Cash Flow Hedges | Foreign currency forward contracts | Derivatives designated as hedging instruments | Selling, general and administrative expenses
Impact on AOCI and earnings from derivative contracts
Gain (loss) recognized in income (effective portion)	(1.5)	0.5	2.8
Cash Flow Hedges | Foreign currency forward contracts | Derivatives designated as hedging instruments | Interest expense, net
Impact on AOCI and earnings from derivative contracts
Gain (loss) recognized in income (ineffective portion)	(1.8)	(1.2)	(1.3)
Cash Flow Hedges | Foreign currency forward contracts | Derivatives not designated as hedging instruments
Impact on AOCI and earnings from derivative contracts
Gain (loss) recognized in income	(2.5)	(10.9)	(5.4)
Cash Flow Hedges | Foreign currency forward contracts | Derivatives not designated as hedging instruments | Selling, general and administrative expenses
Impact on AOCI and earnings from derivative contracts
Gain (loss) recognized in income	2.9	(5.4)	1.6
Cash Flow Hedges | Foreign currency forward contracts | Derivatives not designated as hedging instruments | Interest expense, net
Impact on AOCI and earnings from derivative contracts
Gain (loss) recognized in income	(5.4)	(5.5)	(7.0)
Net Investment Hedge
Net Investment Hedge:
Euro-denominated debt, carrying value	704	389
Transaction gains (losses), net of tax	$ (9.5)	$ 37.6	$ (43.9)